Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table for PEO(1)($)	Compensation Actually Paid to PEO(2)($)	Average Summary Compensation Table Total for Non-PEO NEOs(1)(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4)($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5) ($))	Net Income(6) ($ in thousands)
2024	350,000	349,643	—	—	37.30	(22,579)
2023	356,237	225,000	220,663	197,500	26.20	(7,096)
2022	485,685	200,641	175,000	205,000	141.00	(4,412)

Named Executive Officers, Footnote [Text Block]

(1)	The dollar amounts reported in this column are the amounts of total compensation reported for Paul V. Goode as Chief Executive Officer for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”

Summary Compensation Table – Total Compensation	[1]	$ 350,000	$ 356,237	$ 485,685
Compensation Actually Paid	[2]	$ 349,643	225,000	200,641
Adjustment To PEO Compensation, Footnote [Text Block]

Description of Amount	2024	2023		2022
Summary Compensation Table – Total Compensation	$350,000		$356,237		$485,685
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(160,036)		$(131,237)		$(285,044)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year*	$159,679	$		$
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For				$
Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$—		$—		$—
Compensation Actually Paid	$349,643		$225,000		$200,641

*	The valuation assumptions used to calculate fair value for the year ended December 31, 2024 did not materially differ from those disclosed at the time of grant.

Summary Compensation Table – Total Compensation	[1],[3]		220,663	175,000
Compensation Actually Paid	[4]		197,500	205,000
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Description of Amount	2023		2022
Summary Compensation Table – Total Compensation		$220,663		$175,000
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year		$(23,163)		$(98,303)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$		$
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For
Which Applicable Vesting Conditions Were Satisfied During Fiscal Year		$—		$128,303
Compensation Actually Paid		$197,500		$205,000

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Cumulative TSR

We do utilize several performance measures to align executive compensation with our performance, but those tend not to be financial performance measures, such as TSR. For example, as described in more detail above in the section “Executive Compensation,” part of the compensation our named executive officers are eligible to receive consists of equity compensation which is designed to provide appropriate incentives to our executives to achieve defined annual corporate goals and to reward our executives for individual achievement towards these goals. Additionally, we view stock options, which are a part of our executive compensation program, as related to company performance although not directly tied to TSR, because they provide value only if the market price of our common stock increases, and if the executive officer continues in our employment over the vesting period. These stock option awards align our executive officers’ interests with those of our stockholders by providing a continuing financial incentive to maximize long-term value for our stockholders and by encouraging our executive officers to continue in our employment for the long-term.

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference in any filing of our company under the Securities Act of 1933, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income (Loss)

We had net income (loss) of $(22,579), $(7,096) and $(4,412) in 2024, 2023 and 2022, respectively. However, our company has not historically looked to net income (loss) as a performance measure for our executive compensation program. From 2022 to 2024, our net loss increased, and the compensation actually paid for both our PEO and non-PEO named executive officers increased between 2022 and 2024.

Total Shareholder Return Amount	[5]	$ 37.30	26.20	141.00
Net Income (Loss) Attributable to Parent	[6]	$ (22,579,000)	$ (7,096,000)	$ (4,412,000)
PEO Name		Paul V. Goode	Paul V. Goode	Paul V. Goode
Additional 402(v) Disclosure [Text Block]

(2)	The dollar amounts reported as “compensation actually paid” are computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Goode during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation for 2024 reported in the Summary Compensation Table above to determine the “compensation actually paid” to Dr. Goode:

PEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (160,036)	$ (131,237)	$ (285,044)
PEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	159,679
PEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(23,163)	(98,303)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 128,303

[1]	The dollar amounts reported in this column are the amounts of total compensation reported for Paul V. Goode as Chief Executive Officer for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”
[2]	The dollar amounts reported as “compensation actually paid” are computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Goode during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation for 2024 reported in the Summary Compensation Table above to determine the “compensation actually paid” to Dr. Goode:
[3]	The Company did not have a Non-PEO named executive officer in 2024. No other executive officer of the Company received total compensation during the fiscal year ended December 31, 2024 in excess of $100,000, and thus disclosure is not required for any other person. James Thrower and Mark Tapsak were our Non-PEO named executive officers in 2023. James Thrower and Jolie Kahn were our Non-PEO named executive officers in 2022.
[4]	The dollar amounts reported as “compensation actually paid” are computed in accordance with Item 402(v) of Regulation S-K for the Non-PEO named executive officers as a group. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the Non-PEO named executive officers as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO named executive officers as a group for each year to determine the compensation actually paid, using the same methodology used in footnote (2). No information is shown for fiscal year ended December 31, 2024, as there were no Non-PEO named executive officers for that year:
[5]	The amounts shown in this column represent the Company’s Total Shareholder Return (“TSR”) or cumulative growth of a hypothetical $100 investment in the Company made as of December 31, 2021, reflected as of the end of each respective year, and inclusive of the reinvestment of all dividends, where applicable. No dividends were paid on stock or option awards in 2024, 2023 or 2022.
[6]	The dollar amounts reported represent the net income (loss) reflected on our consolidated audited financial statements for the applicable year.
[7]	The valuation assumptions used to calculate fair value for the year ended December 31, 2024 did not materially differ from those disclosed at the time of grant.